Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income;
(Loss)/profit for the year	€ (1,458)	€ (927)	€ 2,468
Items that will not be reclassified to profit or loss:
Remeasurements on defined benefit plans	723	613	112
Income tax related to items that will not be reclassified to profit or loss	(58)	(269)	(28)
Items that may be reclassified subsequently to profit or loss:
Translation differences	(1,819)	251	(1,054)
Net investment hedges	440	(103)	322
Cash flow hedges	35	14	(5)
Available-for-sale investments	(88)	(75)	113
Other (decrease)/increase, net	(1)	(6)	2
Income tax related to items that may be reclassified subsequently to profit or loss	(92)	20	(88)
Other comprehensive (loss)/income, net of tax	(860)	445	(626)
Total comprehensive (loss)/income for the year	(2,318)	(482)	1,842
Attributable to:
Equity holders of the parent	(2,304)	(277)	1,837
Non-controlling interests	(14)	(205)	5
Total comprehensive (loss)/income for the year	(2,318)	(482)	1,842
Attributable to equity holders of the parent:
Continuing operations	(2,283)	(262)	1,513
Discontinued operations	(21)	(15)	324
Total attributable to equity holders of the parent	(2,304)	(277)	1,837
Attributable to non-controlling interests:
Continuing operations	(14)	(205)	5
Total attributable to non-controlling interests	€ (14)	€ (205)	€ 5